Income Taxes (Tables)	12 Months Ended
Apr. 30, 2011
Income Taxes [Abstract]
Domestic and foreign income before income taxes

	2009	2010	2011
United States	$533	$576	$696
Foreign	97	106	133

	$630	$682	$829

Deferred tax assets and liabilities

April 30,	2010	2011
Deferred tax assets:
Postretirement and other benefits	$125	$94
Accrued liabilities and other	26	22
Loss and credit carryforwards	56	50
Valuation allowance	(40)	(23)

Total deferred tax assets, net	167	143

Deferred tax liabilities:
Trademarks and brand names	(168)	(195)
Property, plant, and equipment	(37)	(46)

Total deferred tax liabilities, net	(205)	(241)

Net deferred tax liability	$(38)	$(98)

Total income tax expense

	2009	2010	2011
Current:
U.S. federal	$142	$175	$171
Foreign	26	28	41
State and local	15	19	18

	183	222	230

Deferred:
U.S. federal	$14	$16	$46
Foreign	(2)	(5)	(1)
State and local	—	—	(18)

	12	11	27

	$195	$233	$257

Reconciliation of effective tax rate to United States federal statutory tax rate

	Percent of Income Before Taxes
	2009	2010	2011
U.S. federal statutory rate	35.0%	35.0%	35.0%
State taxes, net of U.S. federal tax benefit	1.8	1.8	1.1
Income taxed at other than U.S. federal statutory rate	(1.3)	(1.0)	(0.4)
Tax benefit from U.S. manufacturing	(1.7)	(1.7)	(2.2)
Capital loss benefit	(1.2)	—	(2.7)
Nondeductible goodwill on Fetzer sale	—	—	2.1
Other, net	(1.5)	—	(1.9)

Effective rate	31.1%	34.1%	31.0%

Reconciliation of beginning and ending unrecognized tax benefits

	2009	2010	2011
Unrecognized tax benefits at beginning of year	$35	$26	$35
Additions for tax positions provided in prior periods	1	—	1
Additions for tax positions provided in current period	4	13	14
Decreases for tax positions provided in prior years	—	—	(4)
Settlements of tax positions in the current period	(2)	(3)	(5)
Lapse of statutes of limitations	(12)	(1)	(1)

Unrecognized tax benefits at end of year	$26	$35	$40